TAXES ON INCOME - Reconciliation of the theoretical tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXES ON INCOME
Income before taxes, as reported in the consolidated statements of operations	$ 34,183	$ 39,647	$ 36,647
Israeli statutory corporate tax rate	23.00%	23.00%	23.00%
Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$ 7,861	$ 9,118	$ 8,429
Impact of Preferred Technological Enterprise status	(3,031)	(3,555)	(3,424)
Changes in tax reserve for uncertain tax positions	90	175	0
Adjustments for previous years' taxes	448	88	0
Impact of income tax at rates other than the Israeli statutory corporate tax rate	(375)	603	411
Share-based compensation expenses	329	(65)	298
Losses and timing differences for which valuation allowance was provided	453	140	(3,754)
Impact of tax rate change	152	0	6,931
Other	(210)	(608)	508
Actual tax expense	$ 5,717	$ 5,896	$ 9,399